CASH AND CASH EQUIVALENTS (Schedule of Cash and Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents [abstract]
Cash for immediate withdrawal in USD	$ 2,609	$ 1,741
Cash equivalents in NIS bank deposit		1,170
Cash for immediate withdrawal in NIS	748	281
Cash for immediate withdrawal in Euro and other currencies	78	44
Cash and cash equivalents	$ 3,435	$ 3,236	$ 10,221	$ 5,213